Accounts Payable and Accrued Liabilities Disclosure	Dec. 31, 2020
Notes
Accounts Payable and Accrued Liabilities Disclosure

Note 5. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following:

	December 31,
	2020	2019

Accounts payable	$164,841	$102,779
Accrued interest	21,835	207,284
Accrued liabilities - other	2,665	39,503

	$189,341	$349,566